INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Disclosure of interest in non-consolidated companies

	As of December 31,
	2020	2019

At the beginning of the year	513,648	495,241

Equity in earnings of non-consolidated companies	57,555	60,967
Other comprehensive income	(93,598)	(39,449)
Dividends from non-consolidated companies	(6,299)	(3,111)

At the end of the year	471,306	513,648

The principal investments in non-consolidated companies, all of which are unlisted, except for Usiminas, are:

Company	Country of incorporation	Main activity	Voting rights at		Value at

			December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019

Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS	Brazil	Manufacturing and selling of steel products	34.39%	34.39%	422,948	486,643
Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	42,625	21,573
Other non-consolidated companies (1)					5,733	5,432

					471,306	513,648
(1)     It includes the investment held in Finma S.A.I.F., Techinst S.A., Recrotek S.R.L. de C.V. and Gas Industrial de Monterrey S.A. de C.V.

Disclosure of interests in non-consolidated companies, summarized income statement

Summarized income statement (in million $)	Year ended December 31, 2020	Year ended December 31, 2019

Net sales	3,133	3,790
Cost of sales	(2,509)	(3,312)
Gross Profit	624	478
Selling, general and administrative expenses	(161)	(181)
Other operating income (loss), net	61	(100)
Operating income	524	197
Financial expenses, net	(234)	(132)
Equity in earnings of associated companies	30	46
Profit (Loss) before income tax	320	111
Income tax benefit	(97)	(16)
Net profit (loss) before non-controlling interest	223	95
Non-controlling interest in other subsidiaries	(117)	(41)
Net profit (loss) for the year	106	54

USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Disclosure of interest in non-consolidated companies
As of December 31, 2020 and 2019, the value of the investment in Usiminas is comprised as follows:

	USIMINAS
Value of investment	As of December 31, 2020	As of December 31, 2019

At the beginning of the year	486,643	480,084
Share of results (1)	35,580	48,502
Other comprehensive income	(93,237)	(38,896)
Dividends	(6,038)	(3,047)

At the end of the year	422,948	486,643
(1) It includes the adjustment of the values associated to the purchase price allocation.
The investment in Usiminas is based in the following calculation:

Usiminas' shareholders' equity	2,860,944
Percentage of interest of the Company over shareholders' equity	20.41%

Interest of the Company over shareholders' equity	583,799

Purchase price allocation	46,664
Goodwill	200,018
Impairment	(407,533)

Total Investment in Usiminas	422,948

Disclosure of interests in non-consolidated companies, summarized balance sheet

Summarized balance sheet (in million $)	As of December 31, 2020	As of December 31, 2019

Assets
Non-current	3,487	4,336
Current	1,339	1,721
Other current investments	276	166
Cash and cash equivalents	661	311

Total Assets	5,763	6,534

Liabilities
Non-current	540	718
Non-current borrowings	1,122	1,237
Current	836	687
Current borrowings	26	30

Total Liabilities	2,524	2,672

Non-controlling interest	378	378

Shareholders' equity	2,861	3,484